Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Sales revenue	¥ 21,796,610	¥ 21,688,767	¥ 20,428,802
Operating costs and expenses:
Cost of sales	(18,193,428)	(17,024,788)	(16,016,659)
Selling, general and administrative	(2,476,882)	(2,351,011)	(2,106,539)
Research and development	(1,540,646)	(1,099,482)	(923,627)
Total operating costs and expenses	(22,210,956)	(20,475,281)	(19,046,825)
Operating profit (loss)	(414,346)	1,213,486	1,381,977
Share of profit (loss) of investments accounted for using the equity method	(162,080)	982	110,817
Finance income and finance costs:
Interest income	179,466	191,131	173,695
Interest expense	(83,562)	(54,907)	(59,631)
Other, net	77,222	(33,052)	35,526
Total finance income and finance costs	173,126	103,172	149,590
Profit (loss) before income taxes	(403,300)	1,317,640	1,642,384
Income tax expense	50,277	(414,606)	(459,794)
Profit (loss) for the year	(353,023)	903,034	1,182,590
Profit (loss) for the year attributable to:
Owners of the parent	(423,941)	835,837	1,107,174
Non-controlling interests	¥ 70,918	¥ 67,197	¥ 75,416
Earnings (loss) per share attributable to owners of the parent
Earnings (loss) per share attributable to owners of the parent Basic	¥ (106.06)	¥ 178.93	¥ 225.88
Earnings (loss) per share attributable to owners of the parent Diluted	¥ (106.06)	¥ 178.93	¥ 225.88